SEGMENT REPORTING - Non-current Assets by Geographical Area (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Unallocated assets	$ 25,844	$ 25,827
Total non-current assets	60,003	60,677
Total Americas
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	14,491	15,316
Canada
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	5,049	5,141
Brazil
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	6,121	7,103
Mexico
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	1,799	1,767
United States
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	935	963
Argentina
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	540	289
Others
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	47	53
Total Europe
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	16,716	17,404
France
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	4,141	4,190
Belgium
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	2,735	2,800
Germany
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	2,466	2,629
Poland
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	2,434	2,545
Spain
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	2,026	2,058
Luxembourg
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	1,626	1,898
Ukraine
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	673	695
Bosnia and Herzegovina
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	134	159
Italy
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	99	30
Others
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	382	400
Total Asia & Africa
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	2,952	2,130
Liberia
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	1,514	915
India
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	795	587
South Africa
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	385	424
Morocco
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	108	103
Others
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	$ 150	$ 101